Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,728,869)	$ (5,698,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	1,865,362	1,134,518
Depreciation and amortization	8,618	14,124
Amortization of loan costs		77,781
Loss on disposal of assets	571	12,582
Changes in assets - (increase) decrease:
Other receivables	(8,589)	(50,380)
Prepaid expenses	(5,679)	(7,276)
Deposits	28,369	3,490
Changes in liabilities - increase (decrease):
Accounts payable and accrued expenses	74,118	452,285
Deferred rent	(11,522)	(16,906)
Deferred salary		118,412
NET CASH USED IN OPERATING ACTIVITIES	(2,777,621)	(3,959,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans receivable originated	(3,120,000)	(5,381,851)
Loans receivable repaid	2,004,433	1,438,946
Advances to CEO		(95,003)
Purchase of property & equipment		(19,117)
NET CASH USED IN INVESTING ACTIVITIES	(1,115,567)	(4,057,025)
CASH FLOWS FROM FINANCING ACTIVITIES:
Preferred dividends paid	(35,517)	(220,974)
Proceeds from short-term loans		400,000
Payments on short-term loans		(400,000)
Repayment of senior debt		(2,230,000)
Prepaid preferred share redemption		(160,000)
Payments for buyback of common stock	(209,099)
Proceeds from issuance of preferred stock	246,000	6,100,000
Proceeds from issuance of common stock	3,728,686	4,579,414
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,730,070	8,068,440
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(163,118)	51,847
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	485,559	433,712
CASH AND CASH EQUIVALENTS, END OF YEAR	322,441	485,559
Supplemental disclosures:
Interest paid in cash		508,800
Income taxes paid in cash	2,134
Issuance of common stock in lieu of repayment of accrued compensation		261,608
Issuance of preferred stock in lieu of consulting fees		279,500
Advance officer offset against preferred dividends & accrued compensation		95,003
Issuance of common stock in lieu of consulting fees	$ 169,500	$ 156,954